Other receivables	9 Months Ended
Sep. 30, 2024
Other receivables
Other receivables

3. Other receivables

The Company’s other receivables are comprised of the following:

	September 30, 2024	December 31, 2023
	$	$
Sales tax recoverable	70,478	209,550
Interest receivable	28,852	15,511
Other receivables	4,874	3,703
	104,204	228,764